TappAlpha Innovation 100 Growth & Daily Income ETF (TDAQ)
(the “Fund”)

A series of
ETF Opportunities Trust

Supplement dated March 2, 2026
to the Prospectus and Summary Prospectus
dated April 30, 2025,
as supplemented from time to time

This Supplement updates certain information contained in the Prospectus and Summary Prospectus of the TappAlpha Innovation 100 Growth & Daily Income ETF (the “Fund”). Please retain this Supplement for future reference.

Current Investment Objective

The Board of Trustees of ETF Opportunities Trust approved a revision to the Fund’s investment objective.

Effective May 1, 2026, the Fund’s investment objective will be revised as follows:

Current Investment Objective

The TappAlpha Innovation 100 Growth & Daily Income ETF (the “Fund”) seeks current income while maintaining prospects for capital appreciation.

The Fund’s secondary investment objective is to seek exposure to the performance of the Invesco QQQ Trust, Series 1 (“QQQ”), subject to a limit on potential investment gains.

New Investment Objective

The TappAlpha Innovation 100 Growth & Daily Income ETF (the “Fund”) seeks current income while maintaining prospects for capital appreciation.

The Fund’s secondary investment objective is to seek exposure to the performance of the NASDAQ-100® Index, through investment in one or more exchange-traded funds that track the NASDAQ-100® Index and/or through direct investment in some or all of the equity securities that comprise the NASDAQ-100® Index.

The revised objective provides the Adviser with additional flexibility in how the Fund obtains NASDAQ-100® Index exposure. The Fund’s primary objective of seeking current income while maintaining prospects for capital appreciation is not changing.

The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

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For more information regarding this Notice please call 1-844-403-2888.

This Notice and the existing Prospectus provide relevant information for all shareholders and should be retained for future reference. The Prospectus has been filed with the U.S. Securities and Exchange Commission, is incorporated by reference, and can be obtained without charge by calling the Fund toll-free at 844-403-2888.

PLEASE RETAIN THIS NOTICE FOR FUTURE REFERENCE.
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